Due from settlement of capital provision assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
At January 1	$ 3,039,439,000
Interest and other income	199,000	$ 1,870,000	$ 1,692,000
Impairment	0	(4,083,000)	0
Foreign exchange gains	17,268,000	37,000
At December 31	3,114,802,000	3,039,439,000
Non-current assets	2,725,839,000	2,628,444,000
Current assets	388,963,000	410,995,000
Total financial assets	3,114,802,000	3,039,439,000
Burford only
Disclosure of financial assets [line items]
Interest and other income		128,000	50,000
Foreign exchange gains	16,803,000	98,000
Elimination of third-party entity interests
Disclosure of financial assets [line items]
Interest and other income	(199,000)	(1,742,000)	(1,642,000)
Foreign exchange gains	(465,000)	61,000
Due from settlement of capital provision assets
Disclosure of financial assets [line items]
At January 1	54,358,000	37,109,000
Transfer of realizations from capital provision assets	526,588,000	439,359,000
Interest and other income	199,000	1,870,000
Impairment		(3,083,000)
Proceeds received	(548,593,000)	(391,252,000)
Asset received in kind		29,645,000
Foreign exchange gains	32,552,000
At December 31	32,552,000	54,358,000	37,109,000
Non-current assets	3,750,000	3,750,000
Current assets	28,802,000	50,608,000
Total financial assets	32,552,000	54,358,000	37,109,000
Due from settlement of capital provision assets | Burford only
Disclosure of financial assets [line items]
At January 1	18,989,000	37,109,000
Transfer of realizations from capital provision assets	526,302,000	195,680,000
Interest and other income		128,000
Impairment		(3,083,000)
Proceeds received	(514,583,000)	(210,845,000)
Foreign exchange gains	30,708,000
At December 31		18,989,000	37,109,000
Total financial assets		18,989,000	37,109,000
Due from settlement of capital provision assets | Elimination of third-party entity interests
Disclosure of financial assets [line items]
At January 1	35,369,000
Transfer of realizations from capital provision assets	(286,000)	243,679,000
Interest and other income	(199,000)	1,742,000
Proceeds received	34,010,000	(180,407,000)
Asset received in kind		29,645,000
Foreign exchange gains	(1,844,000)
At December 31		35,369,000
Total financial assets		35,369,000
Capital provision-direct assets | Burford only
Disclosure of financial assets [line items]
Interest and other income		128,000	50,000
Foreign exchange gains	16,803,000	98,000
Capital provision-direct assets | Due from settlement of capital provision assets | Burford only
Disclosure of financial assets [line items]
At January 1	18,989,000	37,109,000
Transfer of realizations from capital provision assets	336,644,000	218,807,000
Interest and other income		128,000
Impairment		(3,083,000)
Proceeds received	(324,925,000)	(233,972,000)
Foreign exchange gains	30,708,000
At December 31		18,989,000	37,109,000
Total financial assets		18,989,000	$ 37,109,000
Capital provision-indirect assets | Due from settlement of capital provision assets | Burford only
Disclosure of financial assets [line items]
Transfer of realizations from capital provision assets	189,658,000	176,873,000
Proceeds received	$ (189,658,000)	$ (176,873,000)